Loans - Summary of Types of Concessions Made (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Lowered interest rate and/or payment amount	$ 12,356,916	$ 8,195,283
Interest only payment terms	1,554,410	3,434,438
Interest only & rate reduction	1,715,202	748,324
Waived interest and/or late fees	3,046,347	3,282,608
A&B note structure	5,319,880	1,429,139
Substitution of debtor	4,012,668	4,549,685
Total TDRs	$ 28,005,423	$ 21,639,477